CONDENSED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenues	$ 409,390	$ 223,470	$ 1,160,971	$ 464,861	$ 760,646	$ 38,667
Cost of sales	942,334	660,695	2,761,153	1,078,610	2,185,992	733,702
Gross loss	(532,944)	(437,225)	(1,600,182)	(613,749)	(1,425,346)	(695,035)
Operating expenses:
Research and development	1,424,877	792,690	3,265,149	2,678,912	3,345,693	3,706,193
Selling and marketing	479,499	725,984	1,646,782	2,066,479	2,618,901	1,164,775
General and administrative	597,795	384,664	2,004,080	1,257,109	1,866,875	1,075,387
(Gain) loss on sale of assets		6,504	(8,166)	22,767	22,768	28,278
Total operating expenses	2,502,171	1,909,842	6,907,845	6,025,267	7,854,237	5,974,633
Loss from operations	(3,035,115)	(2,347,067)	(8,508,027)	(6,639,016)	(9,279,583)	(6,669,668)
Other income (expense):
Interest expense	(314,450)	(82,239)	(819,235)	(114,065)	(284,323)	(603,763)
Interest income	619	889	2,057	2,945	3,876	3,501
Change in fair value of derivative liability	(13,900,400)		(13,900,400)
Total other income (expense)	(14,214,231)	(81,350)	(14,717,578)	(111,120)	(280,447)	(600,262)
Loss before provision for income taxes	(17,249,346)	(2,428,417)	(23,225,605)	(6,750,136)	(9,560,030)	(7,269,930)
Provision for income taxes	822		(5,297)		(1,250)	(100)
Net loss	(17,248,524)	(2,428,417)	(23,230,902)	(6,750,136)	(9,561,280)	(7,270,030)
Less: Cumulative preferred stock dividends (undeclared)					(2,533,470)	(966,687)
Net loss attributable to common stockholders					$ (12,094,750)	$ (8,236,717)
Net loss per common share-basic and diluted	$ (117.59)	$ (21.02)	$ (184.35)	$ (58.44)	$ (104.71)	$ (71.31)
Weighted average common shares-basic and diluted	146,678	115,510	126,014	115,510	115,510	115,510